Short-Term Loans and Long-Term Debt (Aggregate Annual Maturities of Long-Term Debt Outstanding) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-term Debt and Capital Lease Obligations, Including Current Maturities [Abstract]
2019	¥ 2,640
2020	638
2021	360,805
2022	427
2023	82
Thereafter	10
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total	¥ 364,602	¥ 499,168